Premises and Equipment	12 Months Ended
Jun. 30, 2026
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2026	2025
Land	$1,516	$1,516
Buildings and improvements	6,989	6,933
Furniture & equipment	2,345	2,265
	10,850	10,714
Less: accumulated depreciation	6,706	6,503
Balance at end of year	$4,144	$4,211